SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental cash flow information:
Trade receivables and other current assets	$ (122)	$ (40)	$ 30
Accounts payable and accrued liabilities	32	32	(160)
Other assets and liabilities	22	(17)	(7)
Net change in working capital balances	$ 68	$ 25	$ 137